Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 2,411	$ 1,248
Accrued salaries and bonuses	898	785
Other payables and accruals	6,960	5,133
Total	$ 10,269	$ 7,166